Investment Portfolioas of November 30, 2025 (Unaudited)
DWS International Growth Fund
(renamed DWS International Opportunities Fund on December 1, 2025)
	Shares	Value ($)

Common Stocks 98.9%
Canada 5.9%
Agnico Eagle Mines Ltd.	54,200	9,457,408
Brookfield Corp.	340,288	16,070,001
Shopify, Inc. "A"*	16,000	2,556,290
(Cost $6,994,094)		28,083,699
China 5.1%
ANTA Sports Products Ltd.	194,600	2,130,401
BYD Co., Ltd. "H"	166,500	2,101,228
Ping An Insurance Group Co. of China Ltd. "H"	969,000	7,084,436
Tencent Holdings Ltd.	163,800	12,946,793
(Cost $17,425,745)		24,262,858
Denmark 0.8%
Novo Nordisk A/S "B" (Cost $6,407,512)	74,879	3,695,542
Finland 0.7%
Amer Sports, Inc.* (a) (Cost $1,436,813)	87,664	3,254,964
France 13.9%
Air Liquide SA	31,300	5,992,946
Airbus SE	30,685	7,264,748
Capgemini SE	29,578	4,640,089
Cie de Saint-Gobain SA	58,633	5,841,406
LVMH Moet Hennessy Louis Vuitton SE	7,722	5,700,268
Safran SA	13,900	4,679,912
Schneider Electric SE	34,000	9,144,322
TotalEnergies SE	171,114	11,257,278
Vinci SA	80,025	11,366,797
(Cost $43,953,318)		65,887,766
Germany 13.2%
adidas AG	17,135	3,185,343
Allianz SE (Registered)	35,648	15,404,652
Auto1 Group SE*	119,570	3,370,068
Brenntag SE	33,276	1,907,730
Deutsche Boerse AG	50,789	13,590,025
Deutsche Telekom AG (Registered)	172,416	5,556,618
MTU Aero Engines AG	6,519	2,665,982
SAP SE	51,711	12,494,159
Siemens Healthineers AG 144A	89,019	4,424,564
(Cost $37,078,181)		62,599,141
Hong Kong 1.9%
Alibaba Group Holding Ltd.	217,600	4,291,217
Techtronic Industries Co., Ltd.	398,001	4,673,485
(Cost $5,523,026)		8,964,702

Ireland 2.7%
CRH PLC (a)	15,000	1,799,400
Experian PLC	122,698	5,398,557
Kerry Group PLC "A"	59,271	5,492,051
(Cost $8,362,917)		12,690,008
Israel 0.7%
Cellebrite DI Ltd.* (b)	99,291	1,674,046
CyberArk Software Ltd.* (b)	3,600	1,650,924
(Cost $2,733,076)		3,324,970
Italy 0.8%
Stevanato Group SpA (a) (Cost $4,579,808)	159,593	3,728,093
Japan 4.7%
Daikin Industries Ltd.	20,800	2,707,657
Fast Retailing Co., Ltd.	15,500	5,685,798
Hoya Corp.	48,400	7,281,783
Keyence Corp.	14,900	5,074,880
MISUMI Group, Inc.	113,289	1,640,389
(Cost $11,867,988)		22,390,507
Korea 0.9%
Samsung Electronics Co., Ltd. (Cost $2,441,661)	60,294	4,144,365
Lithuania 0.0%
Baltic Classifieds Group PLC (Cost $202,805)	40,000	125,065
Luxembourg 0.7%
Globant SA* (a) (Cost $2,701,920)	51,960	3,306,215
Netherlands 7.5%
Adyen NV 144A*	1,717	2,672,978
Argenx SE*	2,606	2,371,796
ASML Holding NV	13,111	13,840,991
BE Semiconductor Industries NV	10,000	1,510,753
ING Groep NV	367,593	9,543,482
NXP Semiconductors NV (b)	9,535	1,858,753
Topicus.com, Inc.* (c)	10,800	1,017,039
Universal Music Group NV	103,280	2,644,293
(Cost $16,470,229)		35,460,085
Singapore 5.0%
DBS Group Holdings Ltd.	421,870	17,679,417
Sea Ltd. (ADR)*	28,602	3,975,964
Trip.com Group Ltd.	32,050	2,225,922
(Cost $8,444,659)		23,881,303
Sweden 3.8%
Assa Abloy AB "B"	171,981	6,537,732
Spotify Technology SA* (a)	19,100	11,438,417
(Cost $6,613,813)		17,976,149
Switzerland 8.8%
Alcon AG	37,564	2,981,376

Lonza Group AG (Registered)	22,166	15,198,801
Nestle SA (Registered)	65,600	6,520,198
Roche Holding AG (Genusschein)	17,160	6,558,835
Sandoz Group AG	113,154	7,998,977
Sportradar Group AG "A"* (b)	119,839	2,636,458
(Cost $21,591,806)		41,894,645
Taiwan 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	20,772,148
United Kingdom 7.7%
AstraZeneca PLC	51,042	9,456,369
Birkenstock Holding PLC* (a)	40,428	1,751,745
Halma PLC	104,203	4,912,157
HSBC Holdings PLC	456,100	6,459,745
Klarna Group PLC* (a)	30,418	957,255
RELX PLC	133,300	5,352,456
Rentokil Initial PLC	867,948	4,787,717
Verisure PLC*	156,652	3,002,752
(Cost $31,811,744)		36,680,196
United States 8.8%
Brookfield Asset Management Ltd. "A" (d)	79,958	4,211,509
Ferguson Enterprises, Inc.	17,319	4,358,673
Flutter Entertainment PLC* (e)	10,500	2,186,144
Marsh & McLennan Companies, Inc.	43,573	7,993,467
Mastercard, Inc. "A"	8,026	4,418,554
NVIDIA Corp.	60,786	10,759,122
SLB Ltd.	94,405	3,421,237
Thermo Fisher Scientific, Inc.	7,246	4,281,154
(Cost $15,149,024)		41,629,860
Uruguay 0.9%
MercadoLibre, Inc.* (Cost $3,162,298)	2,041	4,228,503
Total Common Stocks (Cost $257,682,908)		468,980,784

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $2,069,810)	9,040	2,637,661

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (f) (g) (Cost $4,128,750)	4,128,750	4,128,750

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.0% (f) (Cost $1,522,910)	1,522,910	1,522,910

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $265,404,378)	100.6	477,270,105
Other Assets and Liabilities, Net	(0.6)	(2,996,223)
Net Assets	100.0	474,273,882
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2025	Value ($) at 11/30/2025
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.88% (f) (g)
4,781,250	—	652,500 (h)	—	—	7,557	—	4,128,750	4,128,750
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.0% (f)
5,383,239	14,644,503	18,504,832	—	—	28,567	—	1,522,910	1,522,910
10,164,489	14,644,503	19,157,332	—	—	36,124	—	5,651,660	5,651,660

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the TSX Venture Exchange.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $3,950,363, which is 0.8% of net assets.

(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At November 30, 2025 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	106,085,520	22%
Information Technology	90,211,930	19%
Industrials	81,330,316	17%
Health Care	70,614,949	15%
Consumer Discretionary	46,724,024	10%
Communication Services	32,711,186	7%
Materials	17,249,755	4%
Energy	14,678,515	3%
Consumer Staples	12,012,250	2%
Total	471,618,445	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$28,083,699	$—	$—	$28,083,699
China	—	24,262,858	—	24,262,858
Denmark	—	3,695,542	—	3,695,542
Finland	3,254,964	—	—	3,254,964
France	—	65,887,766	—	65,887,766
Germany	—	62,599,141	—	62,599,141
Hong Kong	—	8,964,702	—	8,964,702
Ireland	1,799,400	10,890,608	—	12,690,008
Israel	3,324,970	—	—	3,324,970
Italy	3,728,093	—	—	3,728,093
Japan	—	22,390,507	—	22,390,507
Korea	—	4,144,365	—	4,144,365
Lithuania	—	125,065	—	125,065
Luxembourg	3,306,215	—	—	3,306,215
Netherlands	2,875,792	32,584,293	—	35,460,085
Singapore	3,975,964	19,905,339	—	23,881,303
Sweden	11,438,417	6,537,732	—	17,976,149
Switzerland	2,636,458	39,258,187	—	41,894,645
Taiwan	—	20,772,148	—	20,772,148
United Kingdom	2,709,000	33,971,196	—	36,680,196
United States	39,443,716	2,186,144	—	41,629,860
Uruguay	4,228,503	—	—	4,228,503
Preferred Stocks	—	2,637,661	—	2,637,661
Short-Term Investments (a)	5,651,660	—	—	5,651,660
Total	$116,456,851	$360,813,254	$—	$477,270,105

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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